Long-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Long-term investments
Total Long-term Investments	¥ 685,911	$ 93,969	¥ 459,794
Xinyueneng
Long-term investments
Equity method investments	202,349		93,528
Time Geely
Long-term investments
Equity method investments	¥ 483,562		356,274
Zhejiang Haohan
Long-term investments
Equity method investments			¥ 9,992